Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Federal and State Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the federal and state income tax expense (benefit) of our taxable subsidiaries were summarized as follows:

	Years Ended December 31,
	2013	2012	2011
Current expense (benefit):
Federal	$51	$(3)	$(1)
State	(1)	6	17
Total	50	3	16
Deferred expense:
Federal	(14)	41	—
State	57	10	1
Total	43	51	1
Total income tax expense from continuing operations	$93	$54	$17

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Historically, our effective tax rate differed from the statutory rate primarily due to partnership earnings that are not subject to U.S. federal and most state income taxes at the partnership level. The completion of the Southern Union, Sunoco and Holdco transactions (see Note 3) significantly increased the activities conducted through corporate subsidiaries. A reconciliation of income tax expense (benefit) at the U.S. statutory rate to the income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2013 and 2012 is as follows:

	December 31, 2013			December 31, 2012
	Corporate Subsidiaries(1)	Partnership(2)	Consolidated	Corporate Subsidiaries(1)	Partnership(2)	Consolidated
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$(172)	$—	$(172)	$(4)	$—	$(4)
Increase (reduction) in income taxes resulting from:
Nondeductible goodwill	241	—	241	—	—	—
Nondeductible executive compensation	—	—	—	28	—	28
State income taxes (net of federal income tax effects)	31	10	41	9	2	11
Other	(16)	(1)	(17)	19	—	19
Income tax from continuing operations	$84	$9	$93	$52	$2	$54

(1)
Includes Holdco, Oasis Pipeline Company, Pueblo, Inland Corporation, Mid-Valley Pipeline Company and West Texas Gulf Pipeline Company. The latter three entities were acquired in the Sunoco Merger. Holdco, which was formed via the Sunoco Merger and the Holdco Transaction (see Note 3), includes Sunoco and Southern Union and their subsidiaries. ETE held a 60% interest in Holdco until April 30, 2013. Subsequent to the Holdco Acquisition (see Note 3) on April 30, 2013, ETP owns 100% of Holdco.

(2)	Includes ETE and its respective subsidiaries that are classified as pass-through entities for federal income tax purposes.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. The table below summarizes the principal components of the deferred tax assets (liabilities) as follows:

	December 31,
	2013	2012
Deferred income tax assets:
Net operating losses and alternative minimum tax credit	$217	$270
Pension and other postretirement benefits	57	127
Long term debt	108	117
Other	104	290
Total deferred income tax assets	486	804
Valuation allowance	(74)	(94)
Net deferred income tax assets	412	710

Deferred income tax liabilities:
Properties, plants and equipment	(1,624)	(2,026)
Inventory	(302)	(516)
Investments in unconsolidated affiliates	(2,245)	(1,543)
Trademarks	(180)	(192)
Other	(45)	(129)
Total deferred income tax liabilities	(4,396)	(4,406)
Net deferred income tax liability	(3,984)	(3,696)
Less: current portion of deferred income tax assets (liabilities)	(119)	(130)
Accumulated deferred income taxes	$(3,865)	$(3,566)

ScheduleOfUnrecognizedTaxBenefits [Table Text Block]
The following table sets forth the changes in unrecognized tax benefits:

	Years Ended December 31,
	2013	2012	2011
Balance at beginning of year	$27	$2	$2
Additions attributable to acquisitions	—	28	—
Additions attributable to tax positions taken in the current year	—	—	1
Additions attributable to tax positions taken in prior years	406	—	—
Settlements	—	—	—
Lapse of statute	(4)	(3)	(1)
Balance at end of year	$429	$27	$2

Summary of Deferred Tax Liability Not Recognized [Table Text Block]
The completion of the Southern Union Merger, Sunoco Merger and Holdco Transaction (see Note 3) significantly increased the deferred tax assets (liabilities). The table below provides a rollforward of the net deferred income tax liability as follows:

	December 31,
	2013	2012
Net deferred income tax liability, beginning of year	$(3,696)	$(214)
Southern Union acquisition	—	(1,428)
Sunoco acquisition	—	(1,989)
SUGS Contribution to Regency	(115)	—
Tax provision (including discontinued operations)	(124)	(62)
Other	(49)	(3)
Net deferred income tax liability	$(3,984)	$(3,696)